SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2018
Consumer Loans With Or Without Collateral [Member]
Disclosure of financial assets [line items]
Term	6 months
Other Transactions Without Collateral [Member]
Disclosure of financial assets [line items]
Term	24 months
Commercial Loans With Collateral [Member]
Disclosure of financial assets [line items]
Term	36 months
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Term	48 months
Consumer Leasing [Member]
Disclosure of financial assets [line items]
Term	6 months
Other Non-Mortgage Leasing Transactions [Member]
Disclosure of financial assets [line items]
Term	12 months
Mortgage Leasing (Household And Business) [Member]
Disclosure of financial assets [line items]
Term	36 months